Summary of Significant Accounting Policies - Weighted-average Useful Lives of Software and Other Intangible Assets (Details)	Dec. 31, 2025
Software | Engine Products
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	6 years
Software | Fastening Systems
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	6 years
Software | Engineered Structures
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	3 years
Software | Forged Wheels
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	4 years
Other intangibles | Engine Products
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	33 years
Other intangibles | Fastening Systems
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	23 years
Other intangibles | Engineered Structures
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	19 years
Other intangibles | Forged Wheels
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	25 years